Revenue and Cost of Revenue - Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	$ 40,755	$ 31,824	$ 26,521
China [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	11,915	5,269	1,730
U.S. [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	7,200	4,403	5,534
Europe [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	5,807	4,313	5,210
Hong Kong [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	5,013	4,381	339
Asia Pacific [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	4,076	3,443	2,296
U.K. Virgin Islands [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	3,400	32	3,109
Israel [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	1,420	788	2,149
United Arab Emirates [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	761	6,460	3,155
Middle East & Africa [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	669	2,083	2,166
Other [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenue by Geographic Area	$ 494	$ 652	$ 833